Finance costs and unwinding of obligations (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Finance costs - borrowings	24	31	130
Finance costs - leases	2	2	8
Unwinding of obligations	4	10	39
	30	43	177